Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000162155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Institutional Class
C000020634
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Investor Class
Without Sales Load [Member] | C000162155
Average Annual Return [Line Items]
Average Annual Return, Percent	14.50%	10.73%	11.04%
Without Sales Load [Member] | C000020634
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	10.46%		10.40%
VALUELINE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	8.86%
VALUELINE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%		7.82%